Derivative Instruments - Changes in AOCI (net of tax) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	$ 1,360,412	$ 1,050,607	$ 1,050,607	$ 1,286,106	$ 1,505,361
Comprehensive income	(8,470)	(3,751)	(10,237)	(8,626)	17,454
Balance at end of the period	2,093,126	990,772	1,360,412	1,050,607	$ 1,286,106
Derivative gains (losses) recognized in other comprehensive income (loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	(2,778)	3,644	3,644
Comprehensive income	(3,160)	(2,376)
Balance at end of the period	(5,668)	1,698	$ (2,778)	$ 3,644
Derivative gains (losses) recognized in other comprehensive income (loss) | Amount reclassified out of other comprehensive income (loss) to net loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Comprehensive income	$ 270	$ 430